ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable Accrued Expenses And Other Liabilities Tables [Abstract]
Accounts Payable Accrued Expenses And Other Liabilities

NOTE 22: ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES
Accounts payable, accrued expenses and other liabilities at December 31, comprised:

	2016	2017

	(EUR in millions)
Accrued expenses and deferred income	57	62
Income and other taxes payable	55	59
Accounts payable	219	226
Payroll related accruals	30	35
Accrued interest and commissions	5	1
Deferred tax liability	14	16
Amounts due to third-parties under collection agreements	272	326
Pension liability	258	254
Amounts due to government agencies	46	63
Checks and credit card transactions under settlement	142	88
Sale of Real Estate accounted for as financing obligation	707	707
Other	142	176
Total	1.947	2.013